CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,515,726	$ 1,843,393	$ 1,715,264
Accounts receivable, net	9,124,275	3,874,620	441,831
Prepaid expenses	142,259	222,532	46,109
Other current assets	2,450	7,352	5,018
Total current assets	10,784,710	5,947,897	2,208,222
Property and equipment, net	18,155	27,602	$ 27,798
Goodwill and other intangibles	18,318,911	18,318,911
Deferred debt issue costs	2,279,366	2,907,736
Prepaid stock based compensation	690,793	1,008,019	$ 1,662,074
Other assets	9,194	4,804	9,453
Total assets	32,101,129	28,214,969	3,907,547
Current liabilities:
Accounts payable and accrued expenses	7,810,331	2,882,120	$ 812,809
Note payable - related party	2,500,000	2,500,000
Notes payable, current portion	1,541,000	1,350,000
Unearned revenue	22,640	25,295
Contingent consideration payable to related party - current portion	3,827,339	$ 3,586,722
Put liability	1,344,538
Total current liabilities	17,045,848	$ 10,344,137	$ 812,809
Notes payable	7,131,728	7,713,014
Contingent consideration payable to related party - long term	$ 3,356,412	3,145,401
Put liability		1,260,010
Total liabilities	$ 27,533,988	22,462,562	$ 812,809
Stockholders' equity:
Additional paid in capital	13,596,629	13,143,153	6,081,014
Accumulated deficit	(9,056,732)	(7,417,862)	(3,006,299)
Total stockholders' equity	4,567,141	5,752,407	3,094,738
Total liabilities and stockholders' equity	$ 32,101,129	$ 28,214,969	$ 3,907,547
Undesignated, 49,800,000 shares, no shares issued and outstanding [Member]
Stockholders' equity:
Preferred stock, authorized 50,000,000 shares, $0.001 par value
Series 1 Preferred stock, authorized 200,000 shares, 86,000 and 121,000 shares issued and outstanding, respectively [Member]
Stockholders' equity:
Preferred stock, authorized 50,000,000 shares, $0.001 par value	$ 86	$ 86	$ 121
Class A common stock, authorized 250,000,000 shares, $0.001 par value, 29,416,612 shares issued and 27,029,749 shares outstanding, respectively [Member]
Stockholders' equity:
Common stock	$ 27,158	$ 27,030	$ 19,902
Class B common stock, authorized 9,000,000 shares, $0.001 par value, no shares issued and outstanding [Member]
Stockholders' equity:
Common stock